Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2012	995,152	$10.44
Granted	695,000	6.40
Vested	(116,671)	12.34
Forfeited	(4,379)	7.31
At December 31, 2013	1,569,102	8.52
Granted	1,069,500	9.97
Vested	(718,769)	10.94
Forfeited	(70,084)	7.25
At December 31, 2014	1,849,749	$8.51

Schedule of unrecognized compensation cost
Amount
2015	$4,673
2016	1,130
2017	81
$5,884